UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07896

                          GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Semiannual Report — June 30, 2016
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 2.7% compared with an increases of 1.0% and 0.7% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since Inception (2/3/94)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	2.65%	1.33%	3.03%	1.83%	3.03%	4.34%
Bank of America Merrill Lynch Global 300 Convertible Index	1.01	(0.16)	6.65	5.83	5.28	N/A(d)
MSCI World Index	0.66	(2.78)	6.63	4.43	4.86	6.19(e)
Lipper Convertible Securities Fund Average	1.04	(5.45)	5.16	5.64	5.58	7.10
Class A (GAGAX)	2.60	1.10	2.96	1.83	3.04	4.36
With sales charge (b)	(3.30)	(4.72)	1.75	1.23	2.64	4.08
Class C (GACCX)	2.20	0.34	1.55	0.70	2.05	3.68
With contingent deferred sales charge (c)	1.20	(0.66)	1.55	0.70	2.05	3.68
Class I (GAGIX)	2.78	1.38	3.24	2.04	3.17	4.44

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.75%, 1.75%, 2.50%, and 1.50%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Global Rising Income and Dividend Fund

Actual Fund Return
Class AAA	$1,000.00	$1,026.50	1.60%	$ 8.06
Class A	$1,000.00	$1,026.00	1.60%	$ 8.06
Class C	$1,000.00	$1,022.00	2.35%	$11.81
Class I	$1,000.00	$1,027.80	1.35%	$ 6.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.91	1.60%	$ 8.02
Class A	$1,000.00	$1,016.91	1.60%	$ 8.02
Class C	$1,000.00	$1,013.18	2.35%	$11.76
Class I	$1,000.00	$1,018.15	1.35%	$ 6.77

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The Gabelli Global Rising Income and Dividend Fund

U.S. Government Obligations	30.2%
Food and Beverage	15.9%
Financial Services	11.1%
Diversified Industrial	5.2%
Telecommunications	5.5%
Electronics	5.0%
Health Care	2.3%
Specialty Chemicals	2.3%
Cable and Satellite	2.3%
Consumer Products	2.5%
Wireless Communications	1.8%
Energy and Utilities	1.6%
Publishing	1.3%
Semiconductors	1.2%
Automotive	1.2%
Hotels and Gaming	1.2%

Entertainment	1.2%
Automotive: Parts and Accessories	1.1%
Machinery	0.9%
Retail	0.8%
Equipment and Supplies	0.7%
Metals and Mining	0.7%
Computer Software and Services	0.6%
Consumer Services	0.6%
Energy and Energy Services	0.6%
Building and Construction	0.5%
Agriculture	0.2%
Broadcasting	0.0%*
Other Assets & Liabilities (Net)	1.5%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 3.9%
	Automotive — 0.7%
	Navistar International Corp., Sub. Deb.,
$200,000	4.500%, 10/15/18	$199,516	$135,125
300,000	4.750%, 04/15/19	300,000	177,187

		499,516	312,312

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	0	0

	Building and Construction — 0.5%
250,000	Layne Christensen Co., 4.250%, 11/15/18	242,714	218,594

	Computer Software and Services — 0.3%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	99,176	109,751
10,000	VeriSign Inc., STEP, 4.345%, 08/15/37	13,252	25,219

		112,428	134,970

	Consumer Services — 0.1%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	85,972	58,813

	Diversified Industrial — 1.6%
150,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	132,184	304,687
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	299,849	367,875

		432,033	672,562

	Metals and Mining — 0.7%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	315,977	280,313

	TOTAL CONVERTIBLE CORPORATE BONDS	1,688,640	1,677,564

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	155,799	13,000

Shares
	COMMON STOCKS — 64.4%
	Agriculture — 0.2%
1,000	Syngenta AG, ADR	79,810	76,790

	Automotive — 0.5%
7,000	General Motors Co.	245,344	198,100

Shares		Cost	Market Value
	Automotive: Parts and Accessories — 1.1%
16,000	Dana Holding Corp.	$289,864	$168,960
4,000	Federal-Mogul Holdings Corp.†	37,917	33,240
1,200	Genuine Parts Co.	108,516	121,500
2,000	Visteon Corp.	212,042	131,620

		648,339	455,320

	Building and Construction — 0.0%
500	Chofu Seisakusho Co. Ltd.	11,059	11,979

	Cable and Satellite — 2.3%
20,000	Rogers Communications Inc., Cl. B	707,828	808,000
15,000	Sky plc	232,395	169,336

		940,223	977,336

	Computer Software and Services — 0.3%
16,500	Global Sources Ltd.†	106,304	151,305

	Consumer Products — 2.5%
2,000	Eastman Kodak Co.†	12,346	32,160
7,934	Hunter Douglas NV	326,899	375,084
2,000	L’Oreal SA	335,032	381,756
1,500	Salvatore Ferragamo SpA	29,710	30,379
4,500	Svenska Cellulosa AB, Cl. A	141,505	143,020
5,000	Unicharm Corp.	95,893	110,638

		941,385	1,073,037

	Consumer Services — 0.5%
4,000	Gategroup Holding AG	206,432	210,548

	Diversified Industrial — 3.6%
7,500	Ampco-Pittsburgh Corp.	126,251	84,825
7,000	General Electric Co.	167,090	220,360
7,500	Jardine Matheson Holdings Ltd.	400,456	437,325
16,000	Jardine Strategic Holdings Ltd.	535,080	482,880
16,000	Myers Industries Inc.	252,055	230,400
2,075	Textron Inc.	51,916	75,862

		1,532,848	1,531,652

	Electronics — 5.0%
1,000	Agilent Technologies Inc.	37,879	44,360
40,000	Sony Corp.	1,112,182	1,157,410
28,000	Sony Corp., ADR	569,850	821,800
3,000	Tyco International plc	102,586	127,800

		1,822,497	2,151,370

	Energy and Energy Services — 0.6%
6,000	BP plc, ADR	202,748	213,060
7,000	Weatherford International plc†	51,085	38,850

		253,833	251,910

	Energy and Utilities — 1.6%
3,000	National Fuel Gas Co.	164,089	170,640
11,803	Royal Dutch Shell plc, Cl. B	268,350	324,001
1,000	Severn Trent plc	27,057	32,416
3,000	TECO Energy Inc.	53,285	82,920

See accompanying notes to financial statements.

4

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
2,000	The Empire District Electric Co.	$66,700	$67,940

		579,481	677,917

	Entertainment — 1.2%
5,000	Discovery Communications Inc., Cl. A†	151,186	126,150
4,000	DreamWorks Animation SKG Inc., Cl. A†	160,160	163,480
4,028	International Game Technology plc	74,680	75,485
15,000	ITV plc	58,075	35,884
5,000	Vivendi SA	118,225	93,774

		562,326	494,773

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	100,232	118,485
6,000	Mueller Industries Inc.	175,719	191,280

		275,951	309,765

	Financial Services — 11.1%
1,000	American Express Co.	80,155	60,760
8,000	American International Group Inc.	290,035	423,120
3	Berkshire Hathaway Inc., Cl. A†	358,105	650,925
15,000	Citigroup Inc.	809,385	635,850
6,000	Comerica Inc.	269,538	246,780
10,000	Deutsche Bank AG†	255,270	137,300
4,000	Exor SpA	144,747	146,399
20,000	FinecoBank Banca Fineco SpA	137,538	129,841
34,000	GAM Holding AG	589,970	360,369
11,000	H&R Block Inc.	254,319	253,000
2,000	Julius Baer Group Ltd.	103,649	79,488
16,000	Kinnevik AB, Cl. A	508,173	413,205
3,500	Legg Mason Inc.	94,123	103,215
5,000	Morgan Stanley	122,102	129,900
2,000	T. Rowe Price Group Inc.	148,674	145,940
10,000	The Bank of New York Mellon Corp.	315,339	388,500
1,500	The PNC Financial Services Group Inc.	102,907	122,085
1,500	UBS Group AG	26,155	19,440
1,000	W. R. Berkley Corp.	37,130	59,920
5,000	Wells Fargo & Co.	171,100	236,650

		4,818,414	4,742,687

	Food and Beverage — 15.9%
7,000	Chr. Hansen Holding A/S	294,103	457,374
6,000	Danone SA	421,697	422,217
65,000	Davide Campari-Milano SpA	483,830	640,550
5,000	Diageo plc	145,948	138,883
4,800	Diageo plc, ADR	542,982	541,824
2,500	General Mills Inc.	124,421	178,300
2,000	Heineken NV	133,144	183,709
2,500	Kellogg Co.	127,291	204,125
4,000	Kerry Group plc, Cl. A	300,765	355,432

Shares		Cost	Market Value
6,000	Kikkoman Corp.	$104,672	$217,886
13,000	Maple Leaf Foods Inc., Toronto	219,810	277,619
500	McCormick & Co. Inc., Cl. V	35,978	53,070
1,500	McCormick & Co. Inc., Non-Voting	106,428	160,005
15,500	Nestlé SA	1,113,487	1,192,857
3,200	Pernod Ricard SA	357,005	355,477
14,000	Remy Cointreau SA	1,034,431	1,203,618
1,000	SABMiller plc	62,979	58,176
1,000	The Kraft Heinz Co.	58,356	88,480
400,000	Yashili International Holdings Ltd.	170,861	87,135

		5,838,188	6,816,737

	Health Care — 2.3%
200	Becton, Dickinson and Co.	20,442	33,918
3,500	Bristol-Myers Squibb Co.	118,262	257,425
1,800	ICU Medical Inc.†	108,041	202,950
1,000	Patterson Companies Inc.	33,669	47,890
8,000	Pfizer Inc.	187,223	281,680
5,000	Roche Holding AG, ADR	93,345	164,750

		560,982	988,613

	Hotels and Gaming — 1.2%
237,500	Mandarin Oriental International Ltd.	380,503	321,813
180,000	The Hongkong & Shanghai Hotels Ltd.	270,882	182,364

		651,385	504,177

	Machinery — 0.9%
30,000	CNH Industrial NV	243,276	214,500
26,000	CNH Industrial NV	224,523	186,971

		467,799	401,471

	Publishing — 1.3%
34,000	The E.W. Scripps Co., Cl. A†	675,283	538,560

	Retail — 0.8%
5,000	J.C. Penney Co. Inc.†	37,548	44,400
4,000	Macy’s Inc.	168,036	134,440
2,200	Walgreens Boots Alliance Inc.	135,948	183,194

		341,532	362,034

	Semiconductors — 1.2%
27,000	Fairchild Semiconductor
	International Inc.†	527,985	535,950

	Specialty Chemicals — 2.3%
700	Ashland Inc.	73,120	80,339
1,500	Chemtura Corp.†	34,583	39,570
500	E. I. du Pont de Nemours and Co.	20,662	32,400
1,631	Hawkins Inc.	64,942	70,802
6,000	International Flavors & Fragrances Inc.	630,080	756,420
200	The Chemours Co.	1,719	1,648

		825,106	981,179

See accompanying notes to financial statements.

5

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 5.5%
500	CenturyLink Inc.	$15,295	$14,505
20,000	Cincinnati Bell Inc.†	64,600	91,400
7,000	Harris Corp.	549,658	584,080
50,000	Koninklijke KPN NV	139,515	180,613
60,000	Pharol SGPS SA, ADR	30,852	5,550
2,000	Proximus SA	55,818	63,200
25,000	Sistema JSFC, GDR	193,909	188,250
54,000	Telefonica Deutschland Holding AG	300,437	221,309
3,300	Verizon Communications Inc.	158,780	184,272
27,000	Vodafone Group plc, ADR	1,049,669	834,030

		2,558,533	2,367,209

	Wireless Communications — 1.8%
13,000	Millicom International Cellular SA, SDR	902,783	791,306

	TOTAL COMMON STOCKS	26,373,822	27,601,725

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 30.2%
$12,956,000	U.S. Treasury Bills, 0.140% to 0.476%††, 07/14/16 to 11/10/16	12,945,743	12,949,089

	TOTAL INVESTMENTS — 98.5%	$41,164,004	42,241,378

	Other Assets and Liabilities (Net) — 1.5%		$650,284

	NET ASSETS — 100.0%		$42,891,662

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $367,875 or 0.86% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2016.

Geographic Diversification	%of Market Value	Market Value
United States	59.5%	$25,158,402
Europe	27.6	11,639,738
Japan	5.5	2,319,713
Latin America	4.4	1,855,542
Canada	2.6	1,085,619
Asia/Pacific	0.4	182,364

	100.0%	$42,241,378

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $41,164,004)	$42,241,378
Foreign currency, at value (cost $548,821)	548,954
Cash	1,917
Receivable for Fund shares sold	500
Dividends and interest receivable	91,084
Prepaid expenses	16,324
Receivable for custody fees reimbursement	67,381

Total Assets	42,967,538

Liabilities:
Payable for investment advisory fees	35,005
Payable for distribution fees	1,604
Payable for shareholder communications expenses	16,231
Payable for custodian fees	5,764
Other accrued expenses	17,272

Total Liabilities	75,876

Net Assets (applicable to 1,909,034 shares outstanding)	$42,891,662

Net Assets Consist of:
Paid-in capital	$42,093,366
Undistributed net investment income	354,200
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(632,674)
Net unrealized appreciation on investments	1,077,374
Net unrealized depreciation on foreign currency translations	(604)

Net Assets	$42,891,662

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,440,500 ÷ 197,990 shares outstanding; 75,000,000 shares authorized)	$22.43

Class A:
Net Asset Value and redemption price per share ($639,140 ÷ 28,444 shares outstanding; 50,000,000 shares authorized)	$22.47

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.84

Class C:
Net Asset Value and offering price per share ($679,545 ÷ 35,723 shares outstanding; 25,000,000 shares authorized)	$19.02

Class I:
Net Asset Value, offering, and redemption price per share ($37,132,477 ÷ 1,646,877 shares outstanding; 25,000,000 shares authorized)	$22.55

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $31,004)	$712,677
Interest	53,772

Total Investment Income	766,449

Expenses:
Investment advisory fees	210,138
Distribution fees - Class AAA	6,085
Distribution fees - Class A	817
Distribution fees - Class C	3,424
Shareholder communications expenses	18,948
Registration expenses	13,668
Legal and audit fees	11,900
Shareholder services fees	8,151
Custodian fees	6,894
Directors’ fees	6,626
Interest expense	199
Miscellaneous expenses	8,124

Total Expenses	294,974

Less:
Expenses paid indirectly by broker (See Note 6)	(817)
Reimbursement for custody fees	(67,381)

Total Credits and Reimbursements	(68,198)

Net Expenses	226,776

Net Investment Income	539,673

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	26,796
Net realized loss on foreign currency transactions	(17,399)

Net realized gain/(loss) on investments and foreign currency transactions	9,397

Net change in unrealized appreciation/depreciation:
on investments	471,425
on foreign currency translations	2,807

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	474,232

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	483,629

Net Increase in Net Assets Resulting from Operations	$1,023,302

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income/(loss)	$539,673	$(108,729)
Net realized gain/(loss) on investments, securities sold short and foreign currency transactions	9,397	980,294
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	474,232	(671,480)

Net Increase in Net Assets Resulting from Operations	1,023,302	200,085

Distributions to Shareholders:
Net investment income
Class AAA	—	—
Class A	—	—
Class C	—	—
Class I	—	(56,171)

	—	(56,171)

Net realized gain
Class AAA	—	(94,151)
Class A	—	(9,151)
Class C	—	(8,533)
Class I	—	(479,425)

	—	(591,260)

Total Distributions to Shareholders	—	(647,431)

Capital Share Transactions:
Class AAA	(2,682,204)	(5,354,857)
Class A	(69,133)	340,996
Class C	63,522	453,709
Class I	(225,299)	9,502,721

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2,913,114)	4,942,569

Net Increase in Net Assets	(1,889,812)	4,495,223
Net Assets:
Beginning of year	44,781,474	40,286,251

End of period (including undistributed net investment income of $354,200 and $0, respectively)	$42,891,662	$44,781,474

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
For Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)		Portfolio Turnover Rate
Class AAA
2016(d)	$21.85	$0.28	$0.30	$0.58	—	—	—	—	—	$22.43	2.6%	$ 4,441	2.57	%(e)	1.60	%(e)	1.60	%(e)(f)(g)	24%
2015	22.01	(0.09)	0.22	0.13	—	$(0.29)	—	$(0.29)	—	21.85	0.6	7,121	(0.41)		1.75		1.75	(f)(h)	167
2014	22.02	0.48	(0.13)	0.35	$(0.25)	(0.11)	—	(0.36)	—	22.01	1.6	12,368	2.15		2.11		2.02		63
2013	19.35	0.01	2.75	2.76	(0.08)	(0.01)	$(0.01)	(0.09)	$0.00	22.02	14.3	17,459	0.11		2.31		2.00		80
2012	18.65	0.10	0.80	0.90	(0.20)	—	—	(0.20)	0.00	19.35	4.8	7,942	0.48		2.77		2.00		134
2011	20.65	0.55	(1.95)	(1.40)	(0.60)	—	—	(0.60)	0.00	18.65	(6.9)	5,269	2.72		3.38		2.02		45
Class A
2016(d)	$21.90	$0.25	$0.32	$0.57	—	—	—	—	—	$22.47	2.6%	$ 639	2.34	%(e)	1.60	%(e)	1.60	%(e)(f)(g)	24%
2015	22.10	(0.10)	0.19	0.09	—	$(0.29)	—	$(0.29)	—	21.90	0.4	694	(0.44)		1.75		1.75	(f)(h)	167
2014	22.11	0.36	0.00 (b)	0.36	$(0.26)	(0.11)	—	(0.37)	—	22.10	1.6	365	1.60		2.11		2.02		63
2013	19.40	0.01	2.78	2.79	(0.07)	(0.01)	$(0.01)	(0.08)	$0.00	22.11	14.4	332	0.21		2.31		2.00		80
2012	18.75	0.15	0.70	0.85	(0.20)	—	—	(0.20)	0.00	19.40	4.5	238	0.74		2.77		2.00		134
2011	20.70	0.50	(1.85)	(1.35)	(0.60)	—	—	(0.60)	0.00	18.75	(6.7)	297	2.47		3.38		2.02		45
Class C
2016(d)	$18.61	$0.15	$0.26	$0.41	—	—	—	—	—	$19.02	2.2%	$ 680	1.59	%(e)	2.35	%(e)	2.35	%(e)(f)(g)	24%
2015	18.97	(0.24)	0.17	(0.07)	—	$(0.29)	—	$(0.29)	—	18.61	(0.4)	595	(1.26)		2.50		2.20	(f)(h)	167
2014	19.14	(0.06)	0.24	0.18	$(0.24)	(0.11)	—	(0.35)	—	18.97	0.9	155	(0.29)		2.86		2.77		63
2013	17.15	(0.07)	2.16	2.09	(0.09)	(0.01)	$(0.01)	(0.10)	$0.00	19.14	12.2	8	(0.82)		3.06		2.75		80
2012	16.95	0.10	0.20	0.30	(0.10)	—	—	(0.10)	0.00	17.15	1.7	23	0.71		3.52		2.75		134
2011	18.80	0.35	(1.75)	(1.40)	(0.45)	—	—	(0.45)	0.00	16.95	(7.6)	42	1.82		4.13		2.77		45
Class I
2016(d)	$21.94	$0.28	$0.33	$0.61	—	—	—	—	—	$22.55	2.8%	$37,132	2.59	%(e)	1.35	%(e)	1.35	%(e)(f)(g)	24%
2015	22.13	(0.04)	0.17	0.13	$(0.03)	$(0.29)	—	$(0.32)	—	21.94	0.6	36,371	(0.19)		1.50		1.50	(f)(h)	167
2014	22.13	0.19	0.23	0.42	(0.31)	(0.11)	—	(0.42)	—	22.13	1.9	27,398	0.87		1.86		1.77		63
2013	19.40	0.03	2.83	2.86	(0.12)	(0.01)	$(0.01)	(0.13)	$0.00	22.13	14.7	2,584	0.49		2.06		1.75		80
2012	18.75	(0.10)	1.00	0.90	(0.25)	—	—	(0.25)	0.00	19.40	4.7	1,944	(0.45)		2.52		1.75		134
2011	20.70	0.60	(1.90)	(1.30)	(0.65)	—	—	(0.65)	0.00	18.75	(6.4)	55	3.01		3.13		1.77		45

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 5 reverse stock split on August 9, 2013.
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended December 31, 2014 and 2011. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.76% and 2.75% (Class C), and 1.76% and 1.75% (Class I), respectively. For the six months ended June 30, 2016 and the years ended December 31, 2015, 2013 and 2012, the effect of the interest expense was minimal.

(d)	For the six months ended June 30, 2016, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses during the six months ended June 30, 2016 and the year ended December 31, 2015. For the six months ended June 30, 2016, there was no impact to the expenses ratio. For the year ended December 31, 2015, if credits had not been incurred, the ratios of operating expenses to average net assets would have been 1.76% (Class AAA and Class A), 2.51% (Class C), and 1.51% (Class I), respectively.

(g)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.55% (Class AAA), 1.39% (Class A), 1.70% (Class C), and 1.16% (Class I).

(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $62,315 for the year ended December 31, 2015, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.61% (Class AAA and Class A), 2.36% (Class C), and 1.36% (Class I).

See accompanying notes to financial statements.

9

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

In conjunction with the Fund’s name change, the Fund implemented a policy to invest, under normal circumstances, at least 80% of its net assets in dividend paying securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

10

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Other Industries (a)	$27,601,725	—	—	$27,601,725
Total Common Stocks	27,601,725		—	27,601,725
Convertible Corporate Bonds (a)	—	$1,677,564	$0	1,677,564
Corporate Bonds (a)		13,000	—	13,000
U.S. Government Obligations	—	12,949,089	—	12,949,089
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$27,601,725	$14,639,653	$0	$42,241,378

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2016, the fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities as of June 30, 2016.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2015 were as follows:

Distributions paid from:
Ordinary income	$538,272
Net long term capital gains	109,159

Total	$647,431

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2016 of $610,848.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$41,195,174	$3,633,894	$(2,587,690)	$1,046,204

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2017,

15

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $7,522,134 and $11,693,685, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $2,022 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $116 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $817.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2016.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2016, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are

16

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,713	$124,327	167,614	$3,763,907
Shares issued upon reinvestment of distributions			4,161	91,631
Shares redeemed	(133,584)	(2,806,531)	(407,791)	(9,210,395)

Net decrease	(127,871)	$(2,682,204)	(236,016)	$(5,354,857)

Class A
Shares sold	2,126	$46,699	19,233	$432,967
Shares issued upon reinvestment of distributions			415	9,152
Shares redeemed	(5,398)	(115,832)	(4,453)	(101,123)

Net increase/(decrease)	(3,272)	$(69,133)	15,195	$340,996

Class C
Shares sold	6,530	$116,958	26,397	$503,659
Shares issued upon reinvestment of distributions			434	8,142
Shares redeemed	(2,799)	(53,436)	(3,009)	(58,092)

Net increase	3,731	$63,522	23,822	$453,709

Class I
Shares sold	19,988	$427,103	713,734	$16,133,208
Shares issued upon reinvestment of distributions			24,197	535,236
Shares redeemed	(30,651)	(652,402)	(318,695)	(7,165,723)

Net increase/(decrease)	(10,663)	$(225,299)	419,236	$9,502,721

9. Significant Shareholder. As of June 30, 2016, approximately 87% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

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THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q216SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund decreased 1.6% compared with an increase of 1.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)							Since
							Inception
	Six Months	1 Year	5 Year	10 Year	15 Year		(2/7/94)
Class AAA (GICPX)	(1.63)%	(5.10)%	7.47%	5.53%	4.70%		8.30%
MSCI AC World Index	1.23	(3.73)	5.38	4.26	4.98(d	)	6.11(d)
Lipper Global Large-Cap Growth Fund Classification	(0.85)	(2.54)	6.08	5.03	4.87		6.84
Class A (GGGAX)	(1.59)	(5.07)	7.47	5.53	4.70		8.31
With sales charge (b)	(7.25)	(10.53)	6.21	4.91	4.29		8.03
Class C (GGGCX)	(2.01)	(5.79)	6.66	4.74	3.91		7.72
With contingent deferred sales charge (c)	(2.99)	(6.73)	6.66	4.74	3.91		7.72
Class I (GGGIX)	(1.26)	(4.42)	7.92	5.86	4.92		8.46

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 1.68%, 1.68%, 2.43%, and 1.43%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.68%, 1.68%, 2.43%, and 1.00%, respectively. See page 9 for the expense ratio’s for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/16	06/30/16	Ratio	Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$ 983.70	1.72%	$ 8.48
Class A	$1,000.00	$ 984.10	1.72%	$ 8.49
Class C	$1,000.00	$ 979.90	2.47%	$12.16
Class I	$1,000.00	$ 987.40	1.00%	$ 4.94
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.31	1.72%	$ 8.62
Class A	$1,000.00	$1,016.31	1.72%	$ 8.62
Class C	$1,000.00	$1,012.58	2.47%	$12.36
Class I	$1,000.00	$1,019.89	1.00%	$ 5.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The GAMCO Global Growth Fund

Consumer Discretionary	22.9%
Information Technology	22.7%
Consumer Staples	12.9%
Health Care	12.8%
Industrials	11.8%
Energy	5.8%

Financials	5.3%
Materials	4.4%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	1.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.6%
	CONSUMER DISCRETIONARY — 22.9%
2,890	Amazon.com Inc.†	$1,080,232	$2,068,142
600	AutoZone Inc.†	228,024	476,304
15,700	CBS Corp., Cl. B, Non-Voting	665,567	854,708
2,040	Chipotle Mexican Grill Inc.†	970,023	821,630
2,000	Christian Dior SE	290,698	320,385
18,600	Comcast Corp., Cl. A	993,132	1,212,534
3,114	Compagnie Financiere Richemont SA	172,841	182,277
17,800	Fuji Heavy Industries Ltd.	434,100	611,846
323,000	ITV plc	1,133,252	774,453
9,400	Lennar Corp., Cl. A	460,971	433,340
16,800	Liberty Global plc, Cl. A†	566,465	488,208
2,096	Liberty Global plc LiLAC, Cl. A†	84,644	67,621
4,000	Lululemon Athletica Inc.†	257,725	295,440
18,200	Luxottica Group SpA	979,261	887,029
5,400	LVMH Moet Hennessy Louis Vuitton SE	928,440	813,971
8,500	NIKE Inc., Cl. B	264,188	469,200
11,900	ProSiebenSat.1 Media SE	609,405	520,533
7,000	Shake Shack Inc., Cl. A†	262,701	255,010
11,800	Starbucks Corp.	229,831	674,016
1,800	Tesla Motors Inc.†	431,064	382,104
7,000	The Home Depot Inc.	420,516	893,830
180	The Priceline Group Inc.†	177,136	224,714
13,000	The Swatch Group AG	865,275	744,480
5,000	The TJX Companies Inc.	288,224	386,150
5,600	The Walt Disney Co.	603,221	547,792
12,600	Time Warner Inc.	962,184	926,604
12,100	Twenty-First Century Fox Inc., Cl. A	275,385	327,305
2,600	Whirlpool Corp.	490,991	433,264
34,100	WPP plc	782,956	710,696

	TOTAL CONSUMER DISCRETIONARY	15,908,452	17,803,586

	INFORMATION TECHNOLOGY — 22.7%
16,900	Adobe Systems Inc.†	1,312,242	1,618,851
810	Alphabet Inc., Cl. A†	238,018	569,859
2,701	Alphabet Inc., Cl. C†	1,764,941	1,869,362
13,510	Apple Inc.	1,080,032	1,291,556
1,900	Baidu Inc., ADR†	359,662	313,785
23,300	Facebook Inc., Cl. A†	1,981,427	2,662,724
2,900	Keyence Corp.	508,627	1,978,753
8,600	MasterCard Inc., Cl. A	124,678	757,316
38,900	Microsoft Corp.	1,453,403	1,990,513
4,000	NXP Semiconductors NV†	320,070	313,360
2,600	Palo Alto Networks Inc.†	396,161	318,864
5,700	QUALCOMM Inc.	269,145	305,349
13,000	Sabre Corp.	372,348	348,270
5,300	salesforce.com Inc.†	397,128	420,873
42,200	Tencent Holdings Ltd.	813,219	968,054
5,600	Texas Instruments Inc.	279,950	350,840

Shares		Cost	Market Value
17,000	Visa Inc., Cl. A	$301,339	$1,260,890
9,500	Zillow Group Inc., Cl. C†	284,874	344,660

	TOTAL INFORMATION TECHNOLOGY	12,257,264	17,683,879

	CONSUMER STAPLES — 12.9%
11,000	Blue Buffalo Pet Products Inc.†	283,254	256,740
2,400	Costco Wholesale Corp.	155,909	376,896
10,900	CVS Health Corp.	762,765	1,043,566
40,000	Davide Campari-Milano SpA	129,297	395,945
19,500	Diageo plc	420,097	544,748
6,900	Henkel AG & Co. KGaA	605,097	746,362
5,700	L’Oreal SA	936,437	1,091,289
17,600	Nestlé SA	959,492	1,363,619
5,156	Pernod Ricard SA	497,413	570,856
13,100	Reckitt Benckiser Group plc	1,046,973	1,313,565
13,300	Seven & i Holdings Co. Ltd.	518,820	557,644
3,200	The Estee Lauder Companies Inc., Cl. A	156,622	291,264
12,400	The WhiteWave Foods Co.†	424,408	582,056
9,900	Unicharm Corp.	187,592	222,429
8,000	Walgreens Boots Alliance Inc.	629,082	666,160

	TOTAL CONSUMER STAPLES	7,713,258	10,023,139

	HEALTH CARE — 12.8%
9,660	Allergan plc†	2,287,695	2,232,329
1,600	Amgen Inc.	224,072	243,440
2,600	Becton, Dickinson and Co.	224,562	440,934
800	Biogen Inc.†	116,834	193,456
17,500	Bristol-Myers Squibb Co.	1,116,625	1,287,125
3,900	Celgene Corp.†	466,695	384,657
4,400	Essilor International SA	531,925	578,291
3,200	Gilead Sciences Inc.	298,673	266,944
7,500	Johnson & Johnson	596,682	909,750
10,500	Novo Nordisk A/S, Cl. B	202,095	565,455
10,000	Roche Holding AG, ADR	229,460	329,500
2,600	Roche Holding AG, Genusschein	255,977	686,088
46,400	Smith & Nephew plc	766,035	787,930
3,200	Thermo Fisher Scientific Inc.	419,737	472,832
3,900	UnitedHealth Group Inc.	493,368	550,680

	TOTAL HEALTH CARE	8,230,435	9,929,411

	INDUSTRIALS — 11.8%
3,000	3M Co.	391,880	525,360
5,900	Danaher Corp.	512,663	595,900
3,700	FANUC Corp.	581,087	601,891
5,000	FedEx Corp.	737,730	758,900
7,600	Fortune Brands Home & Security Inc.	354,683	440,572
23,300	General Electric Co.	650,838	733,484
11,000	Honeywell International Inc.	711,728	1,279,520
11,500	Jardine Matheson Holdings Ltd.	326,458	672,333
8,500	Nielsen Holdings plc	269,086	441,745
7,700	Secom Co. Ltd.	354,979	569,283

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
11,900	Siemens AG	$1,236,746	$1,221,198
3,700	Snap-on Inc.	574,552	583,934
2,500	The Boeing Co.	264,846	324,675
4,500	Union Pacific Corp.	353,048	392,625

	TOTAL INDUSTRIALS	7,320,324	9,141,420

	ENERGY — 5.8%
28,000	BP plc, ADR	877,104	994,280
17,800	EOG Resources Inc.	1,184,120	1,484,876
25,500	Schlumberger Ltd.	1,852,145	2,016,540

	TOTAL ENERGY	3,913,369	4,495,696

	FINANCIALS — 5.3%
1,300	BlackRock Inc.	428,787	445,289
35,000	CK Hutchison Holdings Ltd.	348,702	385,016
5,000	First Republic Bank/CA	351,214	349,950
11,900	HDFC Bank Ltd., ADR	703,776	789,565
13,300	JPMorgan Chase & Co.	655,026	826,462
19,300	Schroders plc	345,422	609,896
27,900	The Charles Schwab Corp.	772,592	706,149

	TOTAL FINANCIALS	3,605,519	4,112,327

	MATERIALS — 4.4%
10,900	Air Liquide SA	1,177,466	1,135,585
3,300	Ecolab Inc.	294,898	391,380
7,400	PPG Industries Inc.	646,614	770,710
3,900	The Sherwin-Williams Co.	869,418	1,145,313

	TOTAL MATERIALS	2,988,396	3,442,988

	TOTAL COMMON STOCKS	61,937,017	76,632,446

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 170,000	U.S. Treasury Bills, 0.20%††, 07/07/2016	$169,994	$169,994

	TOTAL INVESTMENTS — 98.8%	$62,107,011	76,802,440

	Other Assets and Liabilities (Net) — 1.2%		912,436

	NET ASSETS — 100.0%		$77,714,876

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

	% of Market	Market
Geographic Diversification	Value	Value
United States	59.5%	$45,683,608
Europe	27.9	21,431,693
Japan	5.9	4,541,846
Latin America	5.7	4,355,728
Asia/Pacific	1.0	789,565

	100.0%	$76,802,440

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $62,107,011)	$76,802,440
Cash	39,025
Receivable for investments sold	559,563
Receivable for Fund shares sold	822
Receivable from Adviser	1,321
Dividends receivable	146,323
Prepaid expenses	27,297
Receivable for custody fees reimbursement	362,757

Total Assets	77,939,548

Liabilities:
Payable for Fund shares redeemed	58,564
Payable for investment advisory fees	64,238
Payable for distribution fees	16,396
Payable for accounting fees	11,250
Payable for shareholder communications expenses	20,592
Payable for legal and audit fees	20,339
Payable for shareholder services fees	12,726
Other accrued expenses	20,567

Total Liabilities	224,672

Net Assets (applicable to 2,801,515 shares outstanding)	$77,714,876

Net Assets Consist of:
Paid-in capital	$59,450,393
Accumulated net investment income	442,322
Accumulated net realized gain on investments and foreign currency transactions	3,130,265
Net unrealized appreciation on investments	14,695,429
Net unrealized depreciation on foreign currency translations	(3,533)

Net Assets	$77,714,876

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($69,790,080 ÷ 2,509,649 shares outstanding; 75,000,000 shares authorized)	$27.81

Class A:
Net Asset Value and redemption price per share ($3,148,951 ÷ 113,247 shares outstanding; 50,000,000 shares authorized)	$27.81

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$29.50

Class C:
Net Asset Value and offering price per share ($1,615,112 ÷ 66,164 shares outstanding; 25,000,000 shares authorized)	$24.41	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($3,160,733 ÷ 112,455 shares outstanding; 25,000,000 shares authorized)	$28.11

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $52,507)	$801,499
Interest	369

Total Investment Income	801,868

Expenses:
Investment advisory fees	384,618
Distribution fees - Class AAA	86,189
Distribution fees - Class A	4,048
Distribution fees - Class C	8,445
Shareholder services fees	49,425
Shareholder communications expenses	28,770
Accounting fees	22,500
Registration expenses	21,551
Legal and audit fees	19,081
Directors’ fees	12,201
Custodian fees	10,805
Interest expense	311
Miscellaneous expenses	17,009

Total Expenses	664,953

Less:
Expenses paid indirectly by broker (See Note 6)	(939)
Expense reimbursements (See Note 3)	(7,136)
Reimbursement for custody fees	(362,757)

Total Credits and Reimbursements	(370,832)

Net Expenses	294,121

Net Investment Income	507,747

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,160,371
Net realized gain on foreign currency transactions	1,923

Net realized gain on investments and foreign currency transactions	3,162,294

Net change in unrealized appreciation/depreciation on investments	(5,028,254)
on foreign currency translations	2,731

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,025,523)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,863,229)

Net Decrease in Net Assets Resulting from Operations	$(1,355,482)

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income/(loss)	$507,747	$(82,478)
Net realized gain on investments and foreign currency transactions	3,162,294	3,278,049
Net change in unrealized appreciation on investments and foreign currency translations	(5,025,523)	(4,206,308)

Net Decrease in Net Assets Resulting from Operations	(1,355,482)	(1,010,737)

Distributions to Shareholders:
Net investment income
Class AAA	—	(48,739)
Class A	—	(1,419)
Class I	—	(22,777)

	—	(72,935)

Net realized gain
Class AAA	—	(3,941,244)
Class A	—	(186,204)
Class C	—	(115,116)
Class I	—	(167,744)

	—	(4,410,308)

Total Distributions to Shareholders	—	(4,483,243)

Capital Share Transactions:
Class AAA	(1,879,378)	(396,180)
Class A	(361,136)	90,876
Class C	(234,953)	442,213
Class I	91,254	1,019,467

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2,384,213)	1,156,376

Redemption Fees	—	2

Net Decrease in Net Assets	(3,739,695)	(4,337,602)
Net Assets:
Beginning of year	81,454,571	85,792,173

End of period (including undistributed net investment income of $442,322 and $0, respectively)	$77,714,876	$81,454,571

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2016(c)	$28.27	$ 0.18	$(0.64)	$(0.46)	—	—	—	—	$27.81	(1.6)%	$69,790	1.31%	(d)	1.72%	(d)	1.72%(d)(e)(f)	39%
2015	30.23	(0.03)	(0.31)	(0.34)	$(0.02)	$(1.60)	$(1.62)	$0.00	28.27	(1.2)	72,882	(0.10)		1.68		1.68(e)	53
2014	31.12	0.15	1.09	1.24	(0.12)	(2.01)	(2.13)	0.00	30.23	3.9	78,140	0.48		1.72		1.72	29
2013	26.54	(0.01)	7.50	7.49	—	(2.91)	(2.91)	0.00	31.12	28.8	75,773	(0.02)		1.77		1.77	25
2012	23.32	0.02	4.16	4.18	(0.02)	(0.94)	(0.96)	0.00	26.54	18.0	62,746	0.09		1.90		1.90	42
2011	24.35	(0.01)	(1.02)	(1.03)	—	—	—	0.00	23.32	(4.2)	58,753	(0.03)		1.84		1.84	45
Class A
2016(c)	$28.26	$ 0.17	$(0.62)	$(0.45)	—	—	—	—	$27.81	(1.6)%	$ 3,149	1.27%	(d)	1.72%	(d)	1.72%(d)(e)(f)	39%
2015	30.22	(0.03)	(0.32)	(0.35)	$(0.01)	$(1.60)	$(1.61)	$0.00	28.26	(1.2)	3,580	(0.08)		1.68		1.68(e)	53
2014	31.13	0.13	1.11	1.24	(0.14)	(2.01)	(2.15)	0.00	30.22	3.9	3,725	0.40		1.72		1.72	29
2013	26.54	(0.01)	7.51	7.50	—	(2.91)	(2.91)	0.00	31.13	28.8	1,872	(0.05)		1.77		1.77	25
2012	23.33	0.02	4.16	4.18	(0.03)	(0.94)	(0.97)	0.00	26.54	17.9	1,161	0.07		1.90		1.90	42
2011	24.35	(0.01)	(1.01)	(1.02)	—	—	—	0.00	23.33	(4.2)	976	(0.04)		1.84		1.84	45
Class C
2016(c)	$24.91	$ 0.06	$(0.56)	$(0.50)	—	—	—	—	$24.41	(2.0)%	$ 1,615	0.50%	(d)	2.47%	(d)	2.47%(d)(e)(f)	39%
2015	27.01	(0.23)	(0.27)	(0.50)	—	$(1.60)	$(1.60)	$0.00	24.91	(1.9)	1,891	(0.86)		2.43		2.43(e)	53
2014	28.12	(0.11)	1.01	0.90	—	(2.01)	(2.01)	0.00	27.01	3.1	1,609	(0.37)		2.47		2.47	29
2013	24.39	(0.22)	6.86	6.64	—	(2.91)	(2.91)	0.00	28.12	27.8	1,036	(0.79)		2.52		2.52	25
2012	21.64	(0.17)	3.86	3.69	—	(0.94)	(0.94)	0.00	24.39	17.1	603	(0.72)		2.65		2.65	42
2011	22.76	(0.17)	(0.95)	(1.12)	—	—	—	0.00	21.64	(4.9)	354	(0.77)		2.59		2.59	45
Class I
2016(c)	$28.47	$ 0.29	$(0.65)	$(0.36)	—	—	—	—	$28.11	(1.3)%	$ 3,161	2.08%	(d)	1.47%	(d)	1.00%(d)(e)(f)(g)	39%
2015	30.42	0.17	(0.30)	(0.13)	$(0.22)	$(1.60)	$(1.82)	$0.00	28.47	(0.5)	3,102	0.54		1.43		1.00(e)(g)	53
2014	31.30	0.27	1.11	1.38	(0.25)	(2.01)	(2.26)	0.00	30.42	4.3	2,318	0.85		1.47		1.28(g)	29
2013	26.61	0.07	7.53	7.60	—	(2.91)	(2.91)	0.00	31.30	29.1	1,330	0.22		1.52		1.52	25
2012	23.38	0.08	4.18	4.26	(0.09)	(0.94)	(1.03)	0.00	26.61	18.3	805	0.30		1.65		1.65	42
2011	24.34	0.05	(1.01)	(0.96)	—	—	—	0.00	23.38	(3.9)	449	0.21		1.59		1.59	45

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(f)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.25% (Class AAA), 1.27% (Class A), 2.03% (Class C), and 0.51% (Class I).

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $7,136, $12,486, and $3,489 for the six months ended June 30, 2016 and the years ended December 31, 2015 and 2014, respectively.

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$12,237,916	$ 5,565,670	$17,803,586
Information Technology	14,737,072	2,946,807	17,683,879
Consumer Staples	3,216,682	6,806,457	10,023,139
Health Care	7,311,647	2,617,764	9,929,411
Industrials	6,076,715	3,064,705	9,141,420
Energy	4,495,696	—	4,495,696
Financials	3,117,415	994,912	4,112,327
Materials	2,307,403	1,135,585	3,442,988

Total Common Stocks	53,500,546	23,131,900	76,632,446

U.S. Government Obligations	—	169,994	169,994

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$53,500,546	$23,301,894	$76,802,440

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or December 31, 2015.

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$73,010
Net long term capital gains	4,410,233

Total distributions paid	$4,483,243

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$62,348,016	$16,494,291	$(2,039,867)	$14,454,424

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2017 at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2016, the Adviser reimbursed certain Class I Share expenses in the amount of $7,136. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. The agreement is renewable annually. At June 30, 2016, the cumulative amount which the Class I Shares may repay the Adviser is $23,111:

For the year ended December 31, 2014, expiring December 31, 2016	$3,489
For the year ended December 31, 2015, expiring December 31, 2017	12,486
For the six months ended June 30, 2016, expiring December 31, 2018	7,136

$23,111

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $30,096,343 and $33,258,021, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $162 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,695 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $939.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $19,419 with a weighted average interest rate of 1.28%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $912,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,639	$424,517	72,110	$2,214,634
Shares issued upon reinvestment of distributions	—	—	133,848	3,844,110
Shares redeemed	(84,367)	(2,303,895)	(212,337)	(6,454,924)

Net (decrease)	(68,728)	$(1,879,378)	(6,379)	$(396,180)

Class A
Shares sold	16,039	$432,243	55,510	$1,702,463
Shares issued upon reinvestment of distributions	—	—	6,096	175,091
Shares redeemed	(29,461)	(793,379)	(58,202)	(1,786,678)

Net increase/(decrease)	(13,422)	$(361,136)	3,404	$90,876

Class C
Shares sold	4,247	$100,202	38,155	$1,038,929
Shares issued upon reinvestment of distributions	—	—	3,565	90,239
Shares redeemed	(14,019)	(335,155)	(25,363)	(686,955)

Net increase/(decrease)	(9,772)	$(234,953)	16,357	$442,213

Class I
Shares sold	36,411	$993,998	54,522	$1,686,152
Shares issued upon reinvestment of distributions	—	—	5,299	153,296
Shares redeemed	(32,918)	(902,744)	(27,064)	(819,981)

Net increase	3,493	$91,254	32,757	$1,019,467

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

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THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q216SR

The GAMCO Global Opportunity Fund Semiannual Report — June 30, 2016	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 2.6% compared with an increase of 1.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (5/11/98)
Class AAA (GABOX)	2.60%	1.39%	4.24%	3.98%	5.01%	6.35%
MSCI AC World Index	1.23	(3.73)	5.38	4.26	4.98(d)	4.27(d)
Lipper Global Large-Cap Growth Fund Classification	(0.85)	(2.54)	6.08	5.03	4.87	(1.88)
Lipper Global Multi-Cap Growth Fund Classification	(1.29)	(5.29)	5.36	4.23	4.48	5.17
Class A (GOCAX)	2.61	1.39	4.24	3.97	5.03	6.35
With sales charge (b)	(3.29)	(4.44)	3.01	3.36	4.61	6.01
Class C (GGLCX)	2.30	0.68	3.47	3.18	4.48	5.91
With contingent deferred sales charge (c)	1.30	(0.32)	3.47	3.18	4.48	5.91
Class I (GLOIX)	2.95	2.26	4.76	4.34	5.25	6.55

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 2.67%, 2.67%, 3.42%, and 2.42%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.02%, 2.02%, 2.77%, and 1.02%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,026.00	1.76%	$ 8.87
Class A	$1,000.00	$1,026.10	1.76%	$ 8.87
Class C	$1,000.00	$1,023.00	2.32%	$11.67
Class I	$1,000.00	$1,029.50	1.00%	$ 5.05
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.11	1.76%	$ 8.82
Class A	$1,000.00	$1,016.11	1.76%	$ 8.82
Class C	$1,000.00	$1,013.33	2.32%	$11.61
Class I	$1,000.00	$1,019.89	1.00%	$ 5.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The GAMCO Global Opportunity Fund

Consumer Staples	24.8%
Industrials	16.8%
Information Technology	14.0%
Consumer Discretionary	13.2%
Health Care	11.9%
Materials	7.9%

Financials	3.9%
Telecommunication Services	3.3%
Energy	3.0%
Other Assets and Liabilities (Net)	1.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	CONSUMER STAPLES — 24.8%
1,500	Associated British Foods plc	$65,359	$54,658
3,250	British American Tobacco plc	81,357	210,695
1,300	Danone SA	77,722	90,978
7,000	Diageo plc	97,896	195,551
2,280	Dr Pepper Snapple Group Inc.	54,395	220,316
3,000	General Mills Inc.	74,401	213,960
3,000	Heineken Holding NV	140,229	243,066
2,000	Japan Tobacco Inc.	71,426	80,604
1,500	Kameda Seika Co. Ltd.	60,527	85,765
3,000	Mead Johnson Nutrition Co.	129,424	272,250
1,910	Pernod Ricard SA	147,275	211,469
2,150	Philip Morris International Inc.	74,934	218,698
3,300	Shiseido Co. Ltd.	61,010	85,991
2,000	The Procter & Gamble Co.	110,564	169,340
3,000	Unicharm Corp.	56,797	67,403

	TOTAL CONSUMER STAPLES	1,303,316	2,420,744

	INDUSTRIALS — 16.8%
1,100	FANUC Corp.	120,160	178,941
4,300	Jardine Matheson Holdings Ltd.	137,142	251,394
3,600	Komatsu Ltd.	76,536	62,538
1,900	L-3 Communications Holdings Inc.	77,654	278,711
2,500	Lockheed Martin Corp.	61,439	620,425
900	SMC Corp.	111,781	221,424
1,750	Travis Perkins plc	51,823	34,528

	TOTAL INDUSTRIALS	636,535	1,647,961

	INFORMATION TECHNOLOGY — 14.0%
500	Alphabet Inc., Cl. A†	88,890	351,765
501	Alphabet Inc., Cl. C†	88,832	346,742
400	Keyence Corp.	74,627	272,931
7,000	Microsoft Corp.	185,025	358,190
10,000	Yahoo! Japan Corp.	57,263	44,344

	TOTAL INFORMATION TECHNOLOGY	494,637	1,373,972

	CONSUMER DISCRETIONARY — 13.2%
1,500	AMC Networks Inc., Cl. A†	12,414	90,630
3,000	Atresmedia Corp. de Medios de Comunicacion SA	34,964	29,323
1,750	Christian Dior SE	105,202	280,337
5,000	Compagnie Financiere Richemont SA	65,012	292,674
250	Hermes International	84,929	93,195
2,000	Honda Motor Co. Ltd.	80,136	50,171
9,000	ITV plc	36,816	21,579
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	88,266	152,220
808	Liberty TripAdvisor Holdings Inc., Cl. A†	7,640	17,679
1,661	Liberty Ventures, Cl. A†	23,217	61,573
1,500	ProSiebenSat.1 Media SE	76,947	65,613
6,000	Rakuten Inc.	75,333	65,120

Shares		Cost	Market Value
2,500	Sony Corp.	$64,950	$73,655

	TOTAL CONSUMER DISCRETIONARY	755,826	1,293,769

	HEALTH CARE — 11.9%
350	Allergan plc†	104,270	80,881
2,000	AstraZeneca plc, ADR	71,933	60,380
3,000	GlaxoSmithKline plc	62,875	64,425
4,400	Novartis AG	174,161	363,170
2,000	Novo Nordisk A/S, Cl. B	99,555	107,706
1,700	Roche Holding AG, Genusschein	136,625	448,596
2,000	Smith & Nephew plc	36,094	33,962

	TOTAL HEALTH CARE	685,513	1,159,120

	MATERIALS — 7.9%
3,200	Agnico Eagle Mines Ltd.	153,756	171,200
2,500	Monsanto Co.	174,388	258,525
1,500	Randgold Resources Ltd., ADR	101,757	168,060
1,830	Rio Tinto plc	77,490	56,852
200	Syngenta AG	57,496	76,770
5,000	Toray Industries Inc.	40,762	42,664

	TOTAL MATERIALS	605,649	774,071

	FINANCIALS — 3.9%
10,000	Kinnevik Investment AB, Cl. B	230,284	239,046
4,600	Schroders plc	83,122	145,364

	TOTAL FINANCIALS	313,406	384,410

	TELECOMMUNICATION SERVICES — 3.3%
5,676	AT&T Inc.	145,601	245,260
1,300	SoftBank Corp.	99,407	73,518

	TOTAL TELECOMMUNICATION SERVICES	245,008	318,778

	ENERGY — 3.0%
6	California Resources Corp.	694	79
700	Occidental Petroleum Corp.	69,284	52,892
3,000	Schlumberger Ltd.	99,669	237,240

	TOTAL ENERGY	169,647	290,211

	TOTAL COMMON STOCKS	5,209,537	9,663,036

	TOTAL INVESTMENTS — 98.8%	$5,209,537	9,663,036

	Other Assets and Liabilities (Net) — 1.2%		116,273

	NET ASSETS — 100.0%		$9,779,309

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	40.6%	$3,929,256
Europe	38.0	3,668,878
Japan	14.5	1,405,068
Latin America	5.1	488,634
Canada	1.8	171,200
	100.0%	$9,663,036

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $5,209,537)	$9,663,036
Cash	80,650
Receivable for investments sold	58,946
Receivable for Fund shares sold	183
Receivable from Adviser	23,291
Dividends receivable	39,951
Prepaid expenses	17,659
Receivable for custody fees reimbursement	19,887

Total Assets	9,903,603

Liabilities:
Payable for investments purchased	62,875
Payable for investment advisory fees	16,041
Payable for distribution fees	1,756
Payable for legal and audit fees	12,904
Payable for shareholder communications expenses	11,963
Other accrued expenses	18,755

Total Liabilities	124,294

Net Assets (applicable to 405,845 shares outstanding)	$9,779,309

Net Assets Consist of:
Paid-in capital	$4,875,100
Accumulated net investment income	78,089
Accumulated net realized gain on investments and foreign currency transactions	373,476
Net unrealized appreciation on investments	4,453,499
Net unrealized depreciation on foreign currency translations	(855)

Net Assets	$9,779,309

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,275,874 ÷ 344,031 shares outstanding; 75,000,000 shares authorized)	$24.06

Class A:
Net Asset Value and redemption price per share ($171,731 ÷ 7,167 shares outstanding; 50,000,000 shares authorized)	$23.96

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.42

Class C:
Net Asset Value and offering price per share ($52,716 ÷ 2,280 shares outstanding; 25,000,000 shares authorized)	$23.12	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,278,988 ÷ 52,367 shares outstanding; 25,000,000 shares authorized)	$24.42

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,924)	$137,866

Total Investment Income	137,866

Expenses:
Investment advisory fees	47,295
Distribution fees - Class AAA	10,024
Distribution fees - Class A	207
Distribution fees - Class C	249
Registration expenses	15,116
Shareholder communications expenses	13,070
Legal and audit fees	11,410
Shareholder services fees	9,322
Custodian fees	2,360
Directors’ fees	1,501
Interest expense	79
Miscellaneous expenses	18,910

Total Expenses	129,543

Less:
Expenses reimbursed by Adviser (See Note 3)	(50,234)
Expenses paid indirectly by broker (See Note 6)	(700)
Reimbursement for custody fees	(19,887)

Total Credits and Reimbursements	(70,821)

Net Expenses	58,722

Net Investment Income	79,144

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	352,009
Net realized gain on foreign currency transactions	21

Net realized gain on investments and foreign currency transactions	352,030

Net change in unrealized appreciation/depreciation on investments	(194,236)
on foreign currency translations	1,469

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(192,767)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	159,263

Net Increase in Net Assets Resulting from Operations	$238,407

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income	$79,144	$10,522
Net realized gain on investments and foreign currency transactions	352,030	665,879
Net change in unrealized depreciation on investments and foreign currency translations	(192,767)	(649,317)

Net Increase in Net Assets Resulting from Operations	238,407	27,084

Distributions to Shareholders:
Net investment income
Class AAA	—	(38,490)
Class A	—	(740)
Class I	—	(12,347)

	—	(51,577)

Net realized gain
Class AAA	—	(74,970)
Class A	—	(1,588)
Class C	—	(458)
Class I	—	(10,622)

	—	(87,638)

Total Distributions to Shareholders	—	(139,215)

Capital Share Transactions:
Class AAA	(516,516)	(1,530,001)
Class A	(15,330)	(36,726)
Class C	600	20,563
Class I	(9,100)	593,614

Net Decrease in Net Assets from Capital Share Transactions	(540,346)	(952,550)

Redemption Fees	1	544

Net Decrease in Net Assets	(301,938)	(1,064,137)
Net Assets:
Beginning of year	10,081,247	11,145,384

End of period (including undistributed net investment income of $78,089 and $0, respectively)	$9,779,309	$10,081,247

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2016(d)	$23.45	$0.18	$0.43	$0.61	$—	$—	$—		$0.00	$24.06	2.6%	$8,276	1.58	%(e)	2.76	%(e)	1.76%(e)(f)(g)	3%
2015	23.71	0.01	0.05	0.06	(0.11)	(0.21)	(0.32)		0.00	23.45	0.2	8,596	0.03		2.67		2.02(f)(h)	7
2014	23.99	0.08	(0.36)	(0.28)	—	—	—		—	23.71	(1.2)	10,226	0.33		2.72		2.00	9
2013	20.19	0.02	3.80	3.82	(0.02)	—	(0.02)		—	23.99	18.9	11,121	0.10		2.74		2.00	5
2012	17.67	0.12	2.53	2.65	(0.13)	—	(0.13)		0.00	20.19	15.0	9,651	0.65		2.91		2.00	6
2011	19.57	0.04	(1.89)	(1.85)	(0.05)	—	(0.05)		0.00	17.67	(9.5)	10,258	0.23		2.60		2.01	7
Class A
2016(d)	$23.35	$0.18	$0.43	$0.61	$—	$—	$—		$0.00	$23.96	2.6%	$172	1.58	%(e)	2.76	%(e)	1.76%(e)(f)(g)	3%
2015	23.61	0.02	0.03	0.05	(0.10)	(0.21)	(0.31)		0.00	23.35	0.1	183	0.08		2.67		2.02(f)(h)	7
2014	23.90	0.08	(0.37)	(0.29)	—	—	—		—	23.61	(1.2)	220	0.35		2.72		2.00	9
2013	20.11	0.03	3.78	3.81	(0.02)	—	(0.02)		—	23.90	19.0	238	0.13		2.74		2.00	5
2012	17.61	0.11	2.53	2.64	(0.14)	—	(0.14)		0.00	20.11	15.0	220	0.57		2.91		2.00	6
2011	19.51	0.04	(1.88)	(1.84)	(0.06)	—	(0.06)		0.00	17.61	(9.5)	166	0.22		2.60		2.01	7
Class C
2016(d)	$22.60	$0.11	$0.41	$0.52	$—	$—	$—		$0.00	$23.12	2.3%	$52	1.03	%(e)	3.51	%(e)	2.32%(e)(f)(g)	3%
2015	22.94	(0.17)	0.04	(0.13)	—	(0.21)	(0.21)		0.00	22.60	0.6	51	(0.75)		3.42		2.77(f)(h)	7
2014	23.40	(0.04)	(0.42)	(0.46)	—	—	—		—	22.94	(2.0)	31	(0.17)		3.46		2.75	9
2013	19.82	(0.14)	3.72	3.58	—	—	—		—	23.40	18.1	19	(0.65)		3.49		2.75	5
2012	17.36	(0.02)	2.48	2.46	0.00 (b)	—	(0.00	)(b)	—	19.82	14.2	17	(0.12)		3.66		2.75	6
2011	19.32	(0.07)	(1.89)	(1.96)	—	—	—		—	17.36	(10.1)	14	(0.40)		3.35		2.76	7
Class I
2016(d)	$23.71	$0.27	$0.44	$0.71	$—	$—	$—		$0.00	$24.42	3.0%	$1,279	2.34	%(e)	2.51	%(e)	1.00%(e)(f)(g)	3%
2015	23.87	0.21	0.08	0.29	(0.24)	(0.21)	(0.45)		0.00	23.71	1.2	1,251	0.88		2.42		1.02(f)(h)	7
2014	24.04	0.21	(0.38)	(0.17)	—	—	—		—	23.87	(0.7)	668	0.86		2.46		1.48	9
2013	20.23	0.08	3.81	3.89	(0.08)	—	(0.08)		—	24.04	19.2	641	0.35		2.49		1.75	5
2012	17.70	0.17	2.55	2.72	(0.19)	—	(0.19)		0.00	20.23	15.4	537	0.90		2.66		1.75	6
2011	19.61	0.10	(1.91)	(1.81)	(0.10)	—	(0.10)		0.00	17.70	(9.2)	260	0.55		2.35		1.76	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2016 and the year ended December 31, 2011. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.75%, and 1.75% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2016 and the years ended 2015, 2014, 2013, and 2012 the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2016, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended June 30, 2016 and the year ended December 31, 2015 would have been 1.77% and 2.03% (Class AAA and Class A), 2.33% and 2.78% (Class C), and 1.01% and 1.03% (Class I), respectively.

(g)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.55% (Class AAA and Class A), 2.10% (Class C), and 0.79% (Class I).

(h)

The Fund incurred tax expense during the year ended December 31, 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I), respectively.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,094,564	$1,326,180	$2,420,744
Industrials	899,136	748,825	1,647,961
Information Technology	1,056,697	317,275	1,373,972
Consumer Discretionary	322,102	971,667	1,293,769
Health Care	141,261	1,017,859	1,159,120
Materials	597,785	176,286	774,071
Financials	—	384,410	384,410
Telecommunication Services	245,260	73,518	318,778
Energy	290,211	—	290,211

Total Common Stocks	4,647,016	5,016,020	9,663,036

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,647,016	$5,016,020	$9,663,036

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:
Ordinary income	$50,253
Net long-term capital gains	88,962

Total distributions paid	$139,215

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,209,537	$4,881,862	$(428,363)	$4,453,499

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses with respect to Class AAA, A, and C shares to the extent necessary to maintain the total annual Fund operating expenses after fee waiver and expense reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) at no more than an annual rate of 1% through December 31, 2016. Thereafter, the Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2017, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2016, the Adviser reimbursed the Fund in the amount of $50,234. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.00% (effective August 25, 2014, 1.75% prior to August 25, 2014) of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

agreement is renewable annually. At June 30, 2016, the cumulative amount which the Fund may repay the Adviser is $186,283.

For the year ended December 31, 2014, expiring December 31, 2016	$65,363
For the year ended December 31, 2015, expiring December 31, 2017	70,686
For the six months ended June 30, 2016, expiring December 31, 2018	50,234

$186,283

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $253,833 and $831,069, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Distributor retained a total of $147 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $700.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2016.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $604 with a weighted average interest rate of 1.39%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $110,000.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,681	$109,388	24,142	$573,496
Shares issued upon reinvestment of distributions	—	—	4,671	111,266
Shares redeemed	(27,301)	(625,904)	(93,536)	(2,214,763)

Net decrease	(22,620)	$(516,516)	(64,723)	$(1,530,001)

Class A
Shares sold	808	$18,853	1,299	$31,328
Shares issued upon reinvestment of distributions	—	—	98	2,328
Shares redeemed	(1,478)	(34,183)	(2,894)	(70,382)

Net decrease	(670)	$(15,330)	(1,497)	$(36,726)

Class C
Shares sold	27	$600	1,117	$25,500
Shares issued upon reinvestment of distributions	—	—	20	456
Shares redeemed	—	—	(233)	(5,393)

Net increase	27	$600	904	$20,563

Class I
Shares sold	804	$18,753	25,827	$619,046
Shares issued upon reinvestment of distributions	—	—	936	22,537
Shares redeemed	(1,181)	(27,853)	(1,996)	(47,969)

Net increase/(decrease)	(377)	$(9,100)	24,767	$593,614

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI    (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q216SR

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 5.1% compared with an increase of 9.8% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)							Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year		(11/1/93)
Class AAA (GABTX)	5.07%	(2.05)%	3.83%	4.52%	3.96%		7.40%
MSCI AC World Telecommunication Services Index	9.75	3.39	6.20	7.09	4.99		N/A
MSCI AC World Index	1.23	(3.73)	5.38	4.26	4.98	(d)	6.34 (d)
Class A (GTCAX)	5.07	(2.07)	3.83	4.53	3.97		7.41
With sales charge (b)	(0.97)	(7.70)	2.61	3.91	3.56		7.13
Class C (GTCCX)	4.68	(2.80)	3.06	3.74	3.18		6.84
With contingent deferred sales charge (c)	3.68	(3.77)	3.06	3.74	3.18		6.84
Class I (GTTIX)	5.22	(1.81)	4.10	4.75	4.11		7.51

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.63%, 1.63%, 2.38%, and 1.38%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$1,050.70	1.65%	$ 8.41
Class A	$1,000.00	$1,050.70	1.65%	$ 8.41
Class C	$1,000.00	$1,046.80	2.40%	$12.21
Class I	$1,000.00	$1,052.20	1.40%	$ 7.14
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.66	1.65%	$ 8.27
Class A	$1,000.00	$1,016.66	1.65%	$ 8.27
Class C	$1,000.00	$1,012.93	2.40%	$12.01
Class I	$1,000.00	$1,017.90	1.40%	$ 7.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	44.1%
Wireless Telecommunications Services	28.5%
Other	19.3%

U.S. Government Obligations	7.7%
Other Assets and Liabilities (Net)	0.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.2%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.1%
	Africa/Middle East — 0.4%
34,000	Maroc Telecom	$567,455	$413,916
230,000	Pakistan Telecommunication Co. Ltd.	160,063	33,014

		727,518	446,930

	Asia/Pacific — 4.5%
230,000	Asia Satellite Telecommunications Holdings Ltd.	494,215	330,854
9,600	DiGi.Com Berhad	14,361	11,382
127,500	First Pacific Co. Ltd.	66,567	92,362
4,100	First Pacific Co. Ltd., ADR	3,337	14,657
90,000	PCCW Ltd.	74,681	60,324
25,000	Philippine Long Distance Telephone Co., ADR	432,754	1,114,250
12,500	PT Telekomunikasi Indonesia, ADR	101,745	768,250
578,000	Singapore Telecommunications Ltd.	437,941	1,772,059
280,000	Telekom Malaysia Berhad	355,221	470,197
1,958,977	True Corp. Public Co. Ltd.	483,646	401,384
8,075	TT&T Public Co. Ltd., GDR(a)(b)	100,542	242

		2,565,010	5,035,961

	Europe — 12.8%
185,000	Deutsche Telekom AG, ADR	3,399,234	3,141,300
4,507	Hellenic Telecommunications Organization SA	63,853	40,363
2,000	Hellenic Telecommunications Organization SA, ADR	16,157	9,240
2,200	Iliad SA	297,086	445,566
20,000	Koninklijke KPN NV	52,583	72,245
8,000	Orange Belgium SA†	164,506	184,175
18,000	Orange SA, ADR	381,897	295,560
50,000	Pharol SGPS SA	20,575	5,771
65,000	Pharol SGPS SA, ADR	22,632	6,013
14,000	Proximus SA	428,402	442,404
5,000	Rostelecom PJSC, ADR	89,489	43,175
157,000	Sistema JSFC, GDR	1,750,935	1,182,210
24,000	Swisscom AG, ADR	604,806	1,194,240
600,000	Telecom Italia SpA†	2,297,309	489,402
24,000	Telecom Italia SpA, ADR†	608,638	196,080
249,000	Telefonica SA, ADR	2,471,612	2,360,520
115,000	Telekom Austria AG	1,252,826	666,186
55,000	Telenor ASA	825,562	904,317
399,000	Telia Co. AB	1,188,777	1,873,164
210,000	VimpelCom Ltd., ADR	552,007	814,800

		16,488,886	14,366,731

	Japan — 1.3%
23,000	Nippon Telegraph & Telephone Corp.	423,588	1,069,094

Shares		Cost	Market Value
9,000	Nippon Telegraph & Telephone Corp., ADR	$191,035	$423,720

		614,623	1,492,814

	Latin America — 1.7%
37,415,054	LIME†	499,070	348,872
1,700	Oi SA, ADR†	5,338	621
67,000	Telecom Argentina SA, ADR	273,119	1,228,110
10,205	Telefonica Brasil SA	210,848	118,179
6,221	Telefonica Brasil SA, ADR	44,430	84,606
3,066	Telefonica Brasil SA, Preference	80,331	41,824
7,342	Telefonica SA	120,648	68,931

		1,233,784	1,891,143

	North America — 23.4%
64,500	AT&T Inc.	872,976	2,787,045
25,000	CenturyLink Inc.	788,952	725,250
715,000	Cincinnati Bell Inc.†	3,082,267	3,267,550
280,000	EarthLink Holdings Corp.	1,453,616	1,792,000
71,000	Frontier Communications Corp.	287,781	350,740
45,000	General Communication Inc., Cl. A†	201,993	711,000
82,000	Internap Corp.†	467,829	168,920
76,000	Level 3 Communications Inc.†	2,135,161	3,913,240
16,000	Lumos Networks Corp.†	235,034	193,600
29,448	New ULM Telecom Inc.	345,467	233,523
52,000	Shenandoah Telecommunications Co.	164,562	2,031,120
105,500	Telephone & Data Systems Inc.	2,476,464	3,129,130
128,000	Telesites SAB†	97,176	79,114
52,500	TELUS Corp., Toronto	622,636	1,690,468
92,000	Verizon Communications Inc.	3,160,188	5,137,280

		16,392,102	26,209,980

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	38,021,923	49,443,559

	WIRELESS TELECOMMUNICATIONS SERVICES — 27.8%
	Africa/Middle East — 0.8%
40,000	Econet Wireless Zimbabwe Ltd.	20,147	8,400
283,000	Global Telecom Holding SAE, GDR†	1,110,881	523,550
25,000	MTN Group Ltd.	350,976	242,599
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	384,753	67,900

		1,866,757	842,449

	Asia/Pacific — 2.8%
115,000	Axiata Group Berhad	214,972	160,598
34,000	China Mobile Ltd., ADR	414,505	1,968,600
36,000	China Unicom Hong Kong Ltd., ADR	250,184	374,760
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	225

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Asia/Pacific (Continued)
240,000	PT Indosat Tbk†	$38,552	$115,799
22,000	SK Telecom Co. Ltd., ADR	424,743	460,240
40,000	TIME dotCom Berhad	81,175	75,406

		1,424,194	3,155,628

	Europe — 5.3%
6,500	Altice NV, Cl. A†	98,841	97,237
15,000	Bouygues SA	445,360	431,639
12,000	MegaFon PJSC, GDR	172,257	124,800
31,500	Millicom International Cellular SA, SDR	2,394,016	1,917,395
14,000	Mobile TeleSystems PJSC, ADR	129,862	115,920
102,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,795,488	933,300
10,000	Videocon d2h Ltd., ADR†	83,390	84,800
71,000	Vodafone Group plc, ADR	2,814,357	2,193,190

		7,933,571	5,898,281

	Japan — 6.5%
186,000	KDDI Corp.	1,454,252	5,607,108
54,000	NTT DoCoMo Inc.	846,051	1,446,676
4,000	SoftBank Group Corp.	227,330	224,239

		2,527,633	7,278,023

	Latin America — 2.2%
151,000	America Movil SAB de CV, Cl. L, ADR	544,888	1,851,260
210,000	Tim Participacoes SA	747,551	441,273
18,156	Tim Participacoes SA, ADR	397,815	191,546

		1,690,254	2,484,079

	North America — 10.2%
12,200	ATN International Inc.	37,939	949,282
733	Charter Communications Inc., Cl. A†	92,055	167,593
1,100	Liberty Braves Group, Cl. A†	2,477	16,544
2,655	Liberty Braves Group, Cl. C†	27,268	38,922
2,750	Liberty Media Group, Cl. A†	4,954	52,635
3,500	Liberty Media Group, Cl. C†	30,411	66,395
11,000	Liberty SiriusXM Group, Cl. A†	20,091	344,960
13,500	Liberty SiriusXM Group, Cl. C†	117,386	416,745
64,000	Rogers Communications Inc., Cl. B	282,806	2,585,600
88,000	Sprint Corp.†	474,912	398,640
48,000	T-Mobile US Inc.†	957,107	2,076,960
111,000	United States Cellular Corp.†	5,151,337	4,358,970

		7,198,743	11,473,246

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	22,641,152	31,131,706

Shares		Cost	Market Value
	OTHER — 19.3%
	Africa/Middle East — 0.0%
504	Meikles Ltd.†	$203	$35

	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	171,972
27,360	Cheung Kong Property Holdings Ltd.	150,629	170,689
15,000	CJ Hellovision Co. Ltd.	171,654	146,503
27,360	CK Hutchison Holdings Ltd.	245,763	298,177
250,000	Dagang NeXchange Berhad	105,103	12,712

		726,044	800,053

	Europe — 6.3%
45,000	G4S plc	0	109,569
50,000	GN Store Nord A/S	365,047	897,500
1,224	Gusbourne plc†	1,210	896
19,000	InterXion Holding NV†	275,309	700,720
4,400	Kinnevik AB, Cl. A	113,308	113,631
80,000	Kinnevik AB, Cl. B	2,000,621	1,891,096
21,886	Liberty Global plc, Cl. A†	399,578	635,996
70,757	Liberty Global plc, Cl. C†	946,035	2,027,200
3,431	Liberty Global plc LiLAC, Cl. A†	71,996	110,672
10,448	Liberty Global plc LiLAC, Cl. C†	205,301	339,443
900	Marlowe plc†	521	2,067
2,000	NOS SGPS SA	16,132	12,096
18,035	PostNL NV, ADR†	215,936	73,403
6,000	Rocket Internet SE†(a)	140,205	116,324
20,000	Telegraaf Media Groep NV	423,363	80,280
12,000	Waterloo Investment Holdings Ltd.†	1,432	480

		5,175,994	7,111,373

	Japan — 0.3%
60,000	Furukawa Electric Co. Ltd.	227,391	137,123
15,000	Tokyo Broadcasting System Holdings Inc.	237,742	199,584

		465,133	336,707

	Latin America — 0.4%
16,000	Grupo Televisa SAB, ADR	381,453	416,640

	North America — 11.6%
5,500	AMC Networks Inc., Cl. A†	133,859	332,310
7,400	Cogeco Inc.	144,351	319,782
12,000	Comcast Corp., Cl. A	235,713	782,280
14,000	Communications Sales & Leasing Inc.†	319,541	404,600
14,000	CyrusOne Inc.	260,243	779,240
7,500	Discovery Communications Inc., Cl. C†	197,681	178,875
65,000	DISH Network Corp., Cl. A†	1,567,702	3,406,000
11,000	EchoStar Corp., Cl. A†	311,530	436,700
3,200	Equinix Inc.	362,130	1,240,736

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
54,000	Gogo Inc.†	$919,115	$453,060
3,125	Liberty Broadband Corp., Cl. A†	9,703	185,625
5,167	Liberty Broadband Corp., Cl. C†	70,498	310,020
12,000	Liberty Interactive Corp. QVC Group, Cl. A†	116,973	304,440
15,206	Liberty Ventures, Cl. A†	524,080	563,686
16,500	MSG Networks Inc., Cl. A†	104,028	253,110
6,500	Rackspace Hosting Inc.†	173,363	135,590
5,200	The Madison Square Garden Co, Cl. A†	253,389	897,052
8,000	Time Warner Inc.	420,432	588,320
2,000	Twenty-First Century Fox Inc., Cl. B	18,524	54,500
36,000	Yahoo! Inc.†	816,429	1,352,160

		6,959,284	12,978,086

	TOTAL OTHER	13,708,111	21,642,894

	TOTAL COMMON STOCKS	74,371,186	102,218,159

	RIGHTS — 0.0%
	OTHER — 0.0%
	Asia/Pacific — 0.0%
150,000	Dagang NeXchange Berhad, expire 07/20/16†	0	298

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
151,500	Bharti Airtel Ltd., expire 08/04/16†(a)	723,367	822,957

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.7%
$8,610,000	U.S. Treasury Bills,
	0.200% to 0.260%††,
	07/07/16 to 08/11/16	$8,607,468	$8,607,468

	TOTAL INVESTMENTS — 99.6%	$83,702,021	111,648,882

	Other Assets and Liabilities (Net) — 0.4%		432,339

	NET ASSETS — 100.0%		$112,081,221

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of Rule 144A securities amounted to $939,523 or 0.84% of total net assets.

(b)

At June 30, 2016, the Fund held an investment in a restricted and illiquid security amounting to $242 or 0.00% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/16 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$ 100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	49.0%	$54,672,930
Europe	24.5	27,376,385
Asia/Pacific	8.8	9,814,897
Japan	8.2	9,107,544
Latin America	4.3	4,791,862
Canada	4.1	4,595,850
Africa/Middle East	1.1	1,289,414

	100.0%	$111,648,882

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $83,702,021)	$111,648,882
Foreign currency, at value (cost $8,382)	8,365
Cash	10,159
Receivable for Fund shares sold	319
Dividends receivable	245,307
Prepaid expenses	24,039
Receivable for custody fees reimbursement	379,209

Total Assets	112,316,280

Liabilities:
Payable for investments purchased	15,229
Payable for Fund shares redeemed	29,768
Payable for investment advisory fees	85,431
Payable for distribution fees	21,218
Payable for accounting fees	11,250
Payable for shareholder communications expenses	22,203
Payable for legal and audit fees	21,618
Payable for shareholder services fees	14,159
Deferred tax liabilities	972
Other accrued expenses	13,211

Total Liabilities	235,059

Net Assets (applicable to 5,008,577 shares outstanding)	$112,081,221

Net Assets Consist of:
Paid-in capital	$79,813,752
Accumulated net investment income	789,733
Accumulated net realized gain on investments and foreign currency transactions	3,531,214
Net unrealized appreciation on investments (a)	27,945,889
Net unrealized appreciation on foreign currency translations	633

Net Assets	$112,081,221

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($100,671,124 ÷ 4,498,011 shares outstanding; 150,000,000 shares authorized)	$22.38
Class A:
Net Asset Value and redemption price per share ($9,184,500 ÷ 410,545 shares outstanding; 50,000,000 shares authorized)	$22.37
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.73
Class C:
Net Asset Value and offering price per share ($387,566 ÷ 17,880 shares outstanding; 50,000,000 shares authorized)	$21.68	(b)
Class I:
Net Asset Value, offering, and redemption price per share ($1,838,031 ÷ 82,141 shares outstanding; 50,000,000 shares authorized)	$22.38

(a)	Includes deferred Thailand capital gains tax of $972.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $166,867)	$1,539,030
Interest	2,178

Total Investment Income	1,541,208

Expenses:
Investment advisory fees	515,097
Distribution fees - Class AAA	121,727
Distribution fees - Class A	4,339
Distribution fees - Class C	1,994
Shareholder services fees	59,863
Shareholder communications expenses	34,174
Custodian fees	23,445
Accounting fees	22,500
Registration expenses	21,039
Legal and audit fees	20,426
Directors’ fees	15,973
Interest expense	1,513
Miscellaneous expenses	10,695

Total Expenses	852,785

Less:
Expenses paid indirectly by broker (See Note 6)	(1,017)
Reimbursement for custody fees	(379,209)

Total Credits and Reimbursements	(380,226)

Net Expenses	472,559

Net Investment Income	1,068,649

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	4,411,427
Net realized gain on foreign currency transactions	8,012

Net realized gain on investments and foreign currency transactions	4,419,439

Net change in unrealized appreciation/depreciation: on investments (a)	(287,854)
on foreign currency translations	6,441

Net change in unrealized appreciation on investments and foreign currency translations	(281,413)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,138,026

Net Increase in Net Assets Resulting from Operations	$5,206,675

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income	$1,068,649	$1,251,303
Net realized gain on investments and foreign currency transactions	4,419,439	6,330,542
Net change in unrealized appreciation on investments and foreign currency translations	(281,413)	(10,048,680)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,206,675	(2,466,835)

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,212,005)
Class A	—	(10,098)
Class C	—	(1,282)
Class I	—	(31,290)

	—	(1,254,675)

Net realized gain
Class AAA	—	(6,593,997)
Class A	—	(55,839)
Class C	—	(29,761)
Class I	—	(138,177)

	—	(6,817,774)

Return of capital
Class AAA	—	(25,078)
Class A	—	(209)
Class C	—	(27)
Class I	—	(647)

	—	(25,961)

Total Distributions to Shareholders	—	(8,098,410)

Capital Share Transactions:
Class AAA	(5,288,121)	(4,466,759)
Class A	8,007,998	(188,139)
Class C	(72,615)	(138,533)
Class I	(92,982)	414,193

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,554,280	(4,379,238)

Redemption Fees	4,547	288

Net Increase/(Decrease) in Net Assets	7,765,502	(14,944,195)
Net Assets:
Beginning of year	104,315,719	119,259,914

End of period (including undistributed net investment income of $789,733 and $0, respectively)	$112,081,221	$104,315,719

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2016(c)	$21.30	$0.22	$0.86	$1.08	—	—	—	—	—	$22.38	5.1%	$100,671	2.10	%(d)	1.65	%(d)(e)(f)	6%
2015	23.63	0.26	(0.82)	(0.56)	$(0.27)	$(1.49)	$(0.01)	$(1.77)	$0.00	21.30	(2.5)	101,187	1.08		1.63	(e)	5
2014	24.85	0.35	(0.66)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.63	(1.3)	115,860	1.43		1.61		3
2013	20.20	0.37	4.65	5.02	(0.37)	—	—	(0.37)	0.00	24.85	24.9	137,545	1.66		1.64		3
2012	18.60	0.33	1.64	1.97	(0.37)	—	—	(0.37)	0.00	20.20	10.6	117,767	1.71		1.70		2
2011	20.43	0.41	(1.79)	(1.38)	(0.45)	—	—	(0.45)	0.00	18.60	(6.7)	123,919	1.99		1.61		5
Class A
2016(c)	$21.29	$0.13	$0.95	$1.08	—	—	—	—	—	$22.37	5.1%	$9,184	1.20	%(d)	1.65	%(d)(e)(f)	6%
2015	23.61	0.26	(0.81)	(0.55)	$(0.27)	$(1.49)	$(0.01)	$(1.77)	$0.00	21.29	(2.5)	846	1.08		1.63	(e)	5
2014	24.83	0.39	(0.70)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.61	(1.3)	1,114	1.53		1.61		3
2013	20.19	0.36	4.65	5.01	(0.37)	—	—	(0.37)	0.00	24.83	24.8	1,678	1.61		1.64		3
2012	18.59	0.32	1.65	1.97	(0.37)	—	—	(0.37)	0.00	20.19	10.6	1,290	1.65		1.70		2
2011	20.42	0.45	(1.84)	(1.39)	(0.44)	—	—	(0.44)	0.00	18.59	(6.8)	1,374	2.17		1.61		5
Class C
2016(c)	$20.71	$0.12	$0.85	$0.97	—	—	—	—	—	$21.68	4.7%	$388	1.20	%(d)	2.40	%(d)(e)(f)	6%
2015	22.98	0.08	(0.79)	(0.71)	$(0.06)	$(1.49)	$(0.01)	$(1.56)	$0.00	20.71	(3.2)	441	0.36		2.38	(e)	5
2014	24.17	0.19	(0.67)	(0.48)	(0.18)	(0.53)	—	(0.71)	0.00	22.98	(2.0)	621	0.76		2.36		3
2013	19.64	0.20	4.50	4.70	(0.17)	—	—	(0.17)	0.00	24.17	23.9	814	0.92		2.39		3
2012	18.10	0.19	1.58	1.77	(0.23)	—	—	(0.23)	0.00	19.64	9.8	815	0.99		2.45		2
2011	19.88	0.25	(1.73)	(1.48)	(0.30)	—	—	(0.30)	0.00	18.10	(7.4)	843	1.27		2.36		5
Class I
2016(c)	$21.27	$0.25	$0.86	$1.11	—	—	—	—	—	$22.38	5.2%	$1,838	2.35	%(d)	1.40	%(d)(e)(f)	6%
2015	23.60	0.30	(0.79)	(0.49)	$(0.34)	$(1.49)	$(0.01)	$(1.84)	$0.00	21.27	(2.2)	1,842	1.26		1.38	(e)	5
2014	24.83	0.37	(0.62)	(0.25)	(0.45)	(0.53)	—	(0.98)	0.00	23.60	(1.1)	1,665	1.45		1.36		3
2013	20.18	0.43	4.64	5.07	(0.42)	—	—	(0.42)	0.00	24.83	25.2	1,811	1.94		1.39		3
2012	18.58	0.39	1.63	2.02	(0.42)	—	—	(0.42)	0.00	20.18	10.9	1,016	1.96		1.45		2
2011	20.41	0.44	(1.77)	(1.33)	(0.50)	—	—	(0.50)	0.00	18.58	(6.5)	504	2.17		1.36		5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(f)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.28% (Class AAA), 1.56% (Class A), 2.05% (Class C), and 1.03% (Class I).

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$ 4,634,335	$ 401,384	$242	$ 5,035,961
Europe	14,323,556	43,175	—	14,366,731
North America	25,976,457	233,523	—	26,209,980
Other Regions (a)	3,830,887	—	—	3,830,887
WIRELESS TELECOMMUNICATIONS SERVICES
Africa/Middle East	834,049	8,400	—	842,449
All Regions (a)	30,289,257	—	—	30,289,257
OTHER
Europe	7,109,997	896	480	7,111,373
Other Regions (a)	14,531,521	—	—	14,531,521

Total Common Stocks	101,530,059	687,378	722	102,218,159

Rights (a)	—	298	—	298
Warrants (a)	—	822,957	—	822,957
U.S. Government Obligations	—	8,607,468	—	8,607,468

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$101,530,059	$10,118,101	$722	$111,648,882

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

During the six months ended June 30, 2016, the Fund had transfers of $244,518 or 0.23% and $342,013 or 0.33% of net assets as of December 31, 2015 from Level 1 to Level 2 and Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and Level 2 to Level 1 are due to a decline or an increase in market activity

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

(e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2016, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:
Ordinary income	$1,254,675
Net long term capital gains	6,817,774
Return of Capital	25,961

Total distributions paid	$8,098,410

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$84,510,284	$38,492,611	$(11,354,013)	$27,138,598

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $5,920,192 and $12,139,698, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $8,230 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $129 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,017.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $144,893 with a weighted average interest rate of 1.04%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $4,329,000.

8.  Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,407	$495,896	268,069	$6,470,129
Shares issued upon reinvestment of distributions	—	—	343,926	7,428,803
Shares redeemed.	(275,238)	(5,784,017)	(765,725)	(18,365,691)

Net decrease.	(251,831)	$(5,288,121)	(153,730)	$(4,466,759)

Class A
Shares sold	742,900	$16,255,795	1,631	$39,509
Shares issued upon reinvestment of distributions	—	—	2,434	52,540
Shares redeemed.	(372,087)	(8,247,797)	(11,497)	(280,188)

Net increase/(decrease)	370,813	$8,007,998	(7,432)	$(188,139)

Class C
Shares sold	988	$20,282	797	$18,779
Shares issued upon reinvestment of distributions	—	—	1,438	30,192
Shares redeemed.	(4,382)	(92,897)	(7,981)	(187,504)

Net decrease.	(3,394)	$(72,615)	(5,746)	$(138,533)

Class I
Shares sold	1,392	$29,300	49,634	$1,207,582
Shares issued upon reinvestment of distributions	—	—	5,641	121,680
Shares redeemed.	(5,841)	(122,282)	(39,247)	(915,069)

Net increase/(decrease)	(4,449)	$(92,982)	16,028	$414,193

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.
Chairman and Chief Executive Officer, Associated Capital Group, Inc. E. Val Cerutti Chief Executive Officer, Cerutti Consultants, Inc. Anthony J. Colavita President, Anthony J. Colavita, P.C.	OFFICERS Bruce N. Alpert President Andrea R. Mango Secretary Agnes Mullady Treasurer Richard J. Walz Chief Compliance Officer

Arthur V. Ferrara	DISTRIBUTOR
Former Chairman and	G.distributors, LLC
Chief Executive Officer,
Guardian Life Insurance	CUSTODIAN, TRANSFER
Company of America	AGENT, AND DIVIDEND
DISBURSING AGENT
John D. Gabelli	State Street Bank and Trust Company
Senior Vice President,
G.research, LLC
LEGAL COUNSEL
Werner J. Roeder, MD	Skadden, Arps, Slate, Meagher &
Former Medical Director,	Flom LLP
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016
By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.